VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—94.8%
Angola —0.7%
Azule Energy Finance plc 144A 8.125%, 1/23/30(1)	$ 46	$ 46
Argentina—4.0%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(1)(2)	54	32
MSU Energy S.A. 144A 9.750%, 12/5/30(1)	73	69
Telecom Argentina S.A.
144A 9.500%, 7/18/31(1)	34	35
144A 9.250%, 5/28/33(1)	35	36
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(1)	50	50
YPF S.A. 144A 9.500%, 1/17/31(1)	49	51
		273

Brazil—11.6%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(1)	17	18
Adecoagro S.A. 144A 7.500%, 7/29/32(1)	27	27
Ambipar Lux S.a.r.l. 144A 10.875%, 2/5/33(1)	25	21
Braskem Netherlands Finance B.V.
144A 5.875%, 1/31/50(1)	35	20
RegS 4.500%, 1/31/30(3)	54	38
Centrais Eletricas Brasileiras S.A. 144A 6.500%, 1/11/35(1)	28	28
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(1)	46	47
CSN Resources S.A. 144A 4.625%, 6/10/31(1)	47	38
FORESEA Holding S.A. 144A 7.500%, 6/15/30(1)	55	53
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(1)	26	27
JBS USA Holding Lux S.a.r.l. 4.375%, 2/2/52	25	19
LD Celulose International GmbH 144A 7.950%, 1/26/32(1)	13	14
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	36	30
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(1)	26	28
Movida Europe S.A. 144A 7.850%, 4/11/29(1)	39	38
OHI Group S.A. 144A 13.000%, 7/22/29(1)	40	42
Raizen Fuels Finance S.A. 144A 6.250%, 7/8/32(1)	51	50
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(1)(4)	60	60
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	51	42
Suzano Austria GmbH Series DM3N 3.125%, 1/15/32	77	68
Trident Energy Finance plc 144A 12.500%, 11/30/29(1)	27	28
	Par Value	Value

Brazil—continued
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(1)	$ 21	$ 22
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(1)	29	32
		790

Chile—3.0%
Banco de Chile 144A 2.990%, 12/9/31(1)	69	62
Banco de Credito e Inversiones S.A.
144A 7.500%(1)(5)	51	53
144A 2.875%, 10/14/31(1)	41	37
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(1)	61	54
		206

China—8.3%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	50	33
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(1)	104	103
Melco Resorts Finance Ltd. (Macau),
144A 5.750%, 7/21/28(1)	26	26
RegS 5.625%, 7/17/27(3)	30	30
RegS 5.750%, 7/21/28(3)	21	21
RegS 5.375%, 12/4/29(3)	82	79
Standard Chartered plc (Hong Kong),
144A 6.301%, 1/9/29(1)	18	19
144A 2.678%, 6/29/32(1)	20	18
144A 6.097%, 1/11/35(1)	46	49
Studio City Finance Ltd. (Macau),
144A 7.000%, 2/15/27(1)	58	58
144A 6.500%, 1/15/28(1)	40	40
144A 5.000%, 1/15/29(1)	75	71
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	11	10
144A 3.240%, 6/3/50(1)	11	8
		565

Colombia—3.0%
AI Candelaria -Spain- S.A. 144A 5.750%, 6/15/33(1)	39	34
Banco Davivienda S.A. 144A 8.125%, 7/2/35(1)	50	52
Ecopetrol S.A. 7.375%, 9/18/43	31	27
Geopark Ltd. 144A 8.750%, 1/31/30(1)	27	24
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(1)	40	33
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(1)	38	36
		206

Czech Republic—1.8%
Energo-Pro AS 144A 8.000%, 5/27/30(1)	100EUR	124
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value	Value

Egypt—0.9%
African Export-Import Bank (The) 144A 2.634%, 5/17/26(1)	$ 60	$ 59
Ghana—0.8%
Kosmos Energy Ltd.
RegS 7.125%, 4/4/26(3)	5	5
RegS 7.750%, 5/1/27(3)	45	43
RegS 7.500%, 3/1/28(3)	11	9
		57

Guatemala—0.8%
CT Trust 144A 5.125%, 2/3/32(1)	15	14
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	39	39
		53

India—7.9%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(1)	72	67
Adani Green Energy UP Ltd. 144A 6.700%, 3/12/42(1)	10	9
Adani Ports & Special Economic Zone Ltd. 144A 4.200%, 8/4/27(1)	38	37
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(1)	54	44
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(1)	19	19
Greenko Dutch B.V. 144A 3.850%, 3/29/26(1)	46	45
HDFC Bank Ltd. RegS 3.700% (3)(5)	37	36
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(1)	66	62
Reliance Industries Ltd.
144A 3.750%, 1/12/62(1)	26	18
RegS 3.625%, 1/12/52(3)	35	25
ReNew Wind Energy AP2 RegS 4.500%, 7/14/28(3)	24	23
Shriram Finance Ltd.
144A 6.625%, 4/22/27(1)	35	36
144A 6.150%, 4/3/28(1)	20	20
Vedanta Resources Finance II plc
144A 10.250%, 6/3/28(1)	23	24
144A 10.875%, 9/17/29(1)	41	42
144A 9.475%, 7/24/30(1)	30	30
		537

Indonesia—4.4%
Cikarang Listrindo Tbk PT 144A 5.650%, 3/12/35(1)	35	35
Freeport Indonesia PT RegS 6.200%, 4/14/52(3)	34	35
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(3)	70	70
Minejesa Capital B.V.
144A 4.625%, 8/10/30(1)	97	96
144A 5.625%, 8/10/37(1)	22	22
	Par Value	Value

Indonesia—continued
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	$ 4	$ 4
Star Energy Geothermal Wayang Windu Ltd. RegS 6.750%, 4/24/33(3)	34	35
		297

Israel—3.6%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	25	20
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(1)(3)	46	43
Energean plc
144A 6.500%, 4/30/27(1)	35	35
RegS 6.500%, 4/30/27(3)	10	10
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(1)(3)	98	97
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	22	22
4.750%, 5/9/27	17	17
		244

Kazakhstan—1.8%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(1)	68	60
144A 5.750%, 4/19/47(1)	41	37
144A 6.375%, 10/24/48(1)	25	24
		121

Kuwait—1.3%
NBK SPC Ltd. 144A 5.500%, 6/6/30(1)	35	36
NBK Tier 1 Ltd. 144A 6.375% (1)(5)	51	52
		88

Mexico—5.7%
Alpek SAB de C.V. 144A 3.250%, 2/25/31(1)	39	34
Banco Mercantil del Norte S.A.
144A 7.500%(1)(5)	35	35
144A 8.750%(1)(5)	32	34
RegS 5.750%, 10/4/31(3)	17	17
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(1)	20	19
Braskem Idesa SAPI 144A 6.990%, 2/20/32(1)	12	8
Cemex SAB de C.V.
144A 5.125%(1)(5)	34	34
144A 7.200%(1)(5)	41	42
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(1)	45	44
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	46	44
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(1)	25	27
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(1)	19	19

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value	Value

Mexico—continued
Southern Copper Corp. 6.750%, 4/16/40	$ 9	$ 10
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(1)	23	22
		389

Morocco—1.3%
OCP S.A.
144A 3.750%, 6/23/31(1)	26	24
144A 6.700%, 3/1/36(1)	18	18
144A 6.875%, 4/25/44(1)	23	23
144A 7.500%, 5/2/54(1)	24	25
		90

Nigeria—2.7%
Access Bank plc 144A 6.125%, 9/21/26(1)	22	22
IHS Holding Ltd.
144A 6.250%, 11/29/28(1)	16	16
144A 7.875%, 5/29/30(1)	55	56
144A 8.250%, 11/29/31(1)	44	45
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	44	44
		183

Peru—1.2%
Banco de Credito del Peru S.A.
144A 5.800%, 3/10/35(1)	36	37
144A 6.450%, 7/30/35(1)	9	9
Scotiabank Peru SAA 144A 6.100%, 10/1/35(1)	34	35
		81

Philippines—2.9%
Royal Capital B.V. RegS 5.000% (3)(5)	200	199
Poland—1.2%
ORLEN S.A. 144A 6.000%, 1/30/35(1)	80	83
Saudi Arabia—3.1%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(1)	100	100
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(1)	47	43
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	21	22
Saudi Arabian Oil Co. 144A 4.375%, 4/16/49(1)	53	43
		208

Singapore—1.5%
Oversea-Chinese Banking Corp., Ltd. RegS 1.832%, 9/10/30(3)	30	30
	Par Value	Value

Singapore—continued
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.948%, 4/2/28(1)(6)	$ 70	$ 70
		100

South Africa—4.0%
Anglo American Capital plc
144A 2.625%, 9/10/30(1)	8	7
RegS 2.625%, 9/10/30(3)	7	7
AngloGold Ashanti Holdings plc 6.500%, 4/15/40	23	24
Prosus N.V.
144A 3.832%, 2/8/51(1)	154	101
RegS 3.061%, 7/13/31(3)	22	20
Sasol Financing USA LLC
4.375%, 9/18/26	89	88
RegS 8.750%, 5/3/29(3)	28	28
		275

South Korea—2.7%
Hanwha Life Insurance Co., Ltd. 144A 6.300%, 6/24/55(1)	27	28
Kookmin Bank 144A 5.375%, 5/8/27(1)	60	62
Shinhan Financial Group Co., Ltd. 144A 2.875% (1)(5)	53	52
Woori Bank 144A 6.375% (1)(5)	38	39
		181

Taiwan—0.6%
TSMC Arizona Corp. 3.875%, 4/22/27	18	18
TSMC Global Ltd. RegS 1.375%, 9/28/30(3)	29	25
		43

Tanzania—1.0%
HTA Group Ltd. 144A 7.500%, 6/4/29(1)	65	67
Thailand—2.7%
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	40	38
GC Treasury Center Co., Ltd. RegS 4.300%, 3/18/51(3)	100	79
PTT Treasury Center Co., Ltd. 144A 4.500%, 10/25/42(1)	42	36
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(3)	33	28
		181

Turkey—2.6%
Akbank TAS 144A 7.498%, 1/20/30(1)	26	27
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(1)	18	18
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(1)	53	55

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value	Value

Turkey—continued
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(1)	$ 40	$ 42
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(1)	37	36
		178

Ukraine—1.6%
Metinvest B.V. 144A 7.750%, 10/17/29(1)	51	39
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(1)(7)	75	71
		110

United Arab Emirates—4.3%
Abu Dhabi Crude Oil Pipeline LLC 144A 3.650%, 11/2/29(1)	24	23
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(1)	26	26
DP World Ltd. 144A 4.700%, 9/30/49(1)	47	40
MAF Global Securities Ltd. RegS 7.875% (3)(5)	200	207
		296

Vietnam—0.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	24	23
Zambia—1.5%
First Quantum Minerals Ltd.
144A 8.625%, 6/1/31(1)	85	89
144A 7.250%, 2/15/34(1)	11	11
		100

Total Corporate Bonds and Notes (Identified Cost $6,356)		6,453

Total Long-Term Investments—94.8% (Identified Cost $6,356)		6,453

	Shares
Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.183%)(8)	122,794	123
Total Short-Term Investment (Identified Cost $123)		123

TOTAL INVESTMENTS—96.6% (Identified Cost $6,479)		$6,576
Other assets and liabilities, net—3.4%		231
NET ASSETS—100.0%		$6,807
Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PCL	Public Company Limited
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to a value of $4,986 or 73.2% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	100% of the income received was in PIK.
(5)	No contractual maturity date.
(6)	Variable rate security. Rate disclosed is as of August 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
USD	United States Dollar

Country Weightings†
Brazil	12%
China	9
India	8
Mexico	6
United Arab Emirates	4
Indonesia	4
South Africa	4
Other	53
Total	100%
† % of total investments as of August 31, 2025.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of August 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	123	EUR	105	JPM	10/10/25	$—(1)	$—
Total						$—(1)	$—

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of August 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$6,453	$—	$6,453
Money Market Mutual Fund	123	123	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	—(1)	—	—(1)
Total Investments	$6,576	$123	$6,453

(1)	Amount is less than $500 (not in thousands).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at August 31, 2025.
There were no transfers into or out of Level 3 related to securities held at August 31, 2025.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.